Nature of the Business and Basis of Presentation - Going Concen (Details) - USD ($)	2 Months Ended	3 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Net loss attributable to common stockholders ? basic and diluted	$ (2,000)	$ (4,082,000)		$ (390,000)	$ (11,912,000)
Cash outflows from operating activities	$ 10,000	(749,000)			(454,000)
Accumulated deficit		(15,994,000)			(11,912,000)	$ (11,912,000)
Evolv Technologies Holdings Inc [Member]
Net loss attributable to common stockholders ? basic and diluted		(13,755,000)	$ (6,430,000)			(27,392,000)	$ (19,857,000)
Cash outflows from operating activities		(12,038,000)	$ (8,396,000)			(23,254,000)	(15,178,000)
Accumulated deficit		$ (107,636,000)			$ (93,881,000)	$ (93,881,000)	$ (66,489,000)